Goodwill - Schedule of Goodwill Balances (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill Balances [Line Items]
Total of Goodwill	$ 1,599,718	$ 1,599,718	$ 1,599,718
Jafra Mexico [Member]
Schedule of Goodwill Balances [Line Items]
Total of Goodwill	1,250,132	1,250,132	1,250,132
Betterware [Member]
Schedule of Goodwill Balances [Line Items]
Total of Goodwill	348,441	348,441	348,441
Finayo [Member]
Schedule of Goodwill Balances [Line Items]
Total of Goodwill	$ 1,145	$ 1,145	$ 1,145